Other income	12 Months Ended
Dec. 31, 2017
Disclosure Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries[1]	37[2]	(150)	264
Share of net profits of associates and joint ventures	75	106	169
Impairment charges related to associates	(7)
Total	105	(44)	433
Financial assets available for sale
Net gains / (losses) from disposals	193	346	252
Impairment charges	(15)	(5)	(1)
Total	178	342	251
Net income from properties (excluding net gains / (losses) from disposals)[3]	24	25	28
Net gains / (losses) from disposals of properties held for sale	0	125	378
Net gains / (losses) from disposals of loans and receivables	15	(3)	26
Other	189[2]	154	(9)
Total other income	509	599	1,107
1 Includes foreign exchange gains / (losses) reclassified from Other comprehensive income related to disposed foreign subsidiaries and branches. 2 Net gains / (losses) from disposals of subsidiaries and Other include a net gain on sale of subsidiaries and businesses of CHF 153 million in Asset Management. Refer to Note 30 for more information. 3 Includes net rent received from third parties and net operating expenses.

UBS AG
Disclosure Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries[1]	37[2]	(150)	264
Share of net profits of associates and joint ventures	75	106	169
Impairment charges related to associates	(7)
Total	105	(44)	433
Financial assets available for sale
Net gains / (losses) from disposals	193	346	252
Impairment charges	(15)	(5)	(1)
Total	178	342	251
Net income from properties (excluding net gains / (losses) from disposals)[3]	23	25	28
Net gains / (losses) from disposals of properties held for sale	0	125	378
Net gains / (losses) from disposals of loans and receivables	15	(3)	26
Income from shared services provided to UBS Group AG or its subsidiaries	385[4]	48	0
Other	234[2]	192	(5)
Total other income	939	685	1,112
1 Includes foreign exchange gains / (losses) reclassified from Other comprehensive income related to disposed foreign subsidiaries and branches. 2 Net gains / (losses) from disposals of subsidiaries and Other include a net gain on sale of subsidiaries and businesses of CHF 153 million in Asset Management. Refer to Note 30 for more information. 3 Includes net rent received from third parties and net operating expenses. 4 The increase in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.